Convertible securities	12 Months Ended
Dec. 31, 2021
Convertible securities
Convertible securities

25 Convertible securities

Prenetics HK, a wholly owned subsidiary of the Company, issued United States dollar denominated convertible securities in the aggregate principal value of $12,500,000 (“Note 1”) and $5,000,000 (“Note 2”) (collectively the “Notes”). Note 1 was issued on June 26, 2020 with the maturity date on August 25, 2021 and Note 2 was issued on February 8, 2021 with the maturity date on February 8, 2022.

Note 1 bears no interest except when:

(a)	it is redeemable under the following circumstances in such cases it would bear a coupon rate of 2% per annum:
(1)	when there is no merger entered into on or before December 31, 2020 and certain revenue target is not achieved;

25 Convertible securities (continued)

(2)	a merger agreement is entered into but terminated by counterparty;
(3)	the noteholder’s failure to deliver merger conversion notice prior to the closing of the merger; or
(4)	Prenetics HK fails to issue Series D preference shares or procure all the shareholders to enter into the Amended and Restated Shareholders’ Agreement on or prior to the Maturity Date.
(b)	in the event that Prenetics HK fails to repay Note 1 when due, interest shall continue to accrue on the unpaid amount at 8% per annum.

Note 2 bears no interest except when (a) it is redeemable under the circumstance that Prenetics HK fails to issue Series D preference shares or procure all the shareholders to enter into the Amended and Restated Shareholders’ Agreement on or prior to its maturity date, in such cases it would bear a coupon rate of 2% per annum; (b) in the event that Prenetics HK fails to repay Note 2 when due, interest shall continue to accrue on the unpaid amount at 8% per annum.

At the option of the noteholder, the Notes can be converted into ordinary shares of a new holding company which is to be formed under a merger if the merger is closed prior to the maturity dates. If no merger is closed prior to the maturity dates or if any event of default occurs prior to the closing of any merger, Note 1 and Note 2 will be converted respectively into Prenetics HK’s Series D preference shares at $4.5789 per share and $6.6023 per share mandatorily on the maturity dates if the Notes are not redeemed.

While the Notes contain a conversion feature which is an embedded derivative and should be separately accounted for, the conversion feature cannot be measured separately. As such, the Notes have been measured at fair value since inception. At the end of each reporting period, the fair value is remeasured with any gain or loss arising from the remeasurement being recognized immediately in profit or loss.

During the year ended December 31, 2021, the Notes were converted into 2,729,893 Series D preference shares of the Company as disclosed in notes 1 and 26 to consolidated financial statements.

Movements of the balance during the years ended December 31, 2021 and 2020 are as follows:

	2021	2020
	$	$
At January 1	15,346,113	—
Proceeds from issuance of convertible securities	4,980,718	12,499,363
Changes in fair value recognized in profit or loss	29,054,669	2,846,750
Changes in fair value recognized in other reserve due to amendment of terms	811,819	—
Converted to Series D preference shares of the Company (note 26)	(50,193,319)	—
At December 31	—	15,346,113